Shareholders' Equity	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 10 — Shareholders’ Equity

Ordinary Shares

AERL is authorized to issue 200,000,000 Ordinary Shares, par value $.0001.  As of June 30, 2012 and December 31, 2011, 42,451,164 and 38,804,064 Ordinary Shares are outstanding, respectively.  The Company issued 12,050,000 and 4,210,000 ordinary shares related to achieving earnings targets in 2010 following the filing of Form 20-F during the second quarter of 2011.  Ordinary shares totaling 31,604 and 18,796 issuable for 2011 and 2010 director and key management compensation were issued on April 24, 2012.  The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Directors Compensation

All of the Company’s directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the six months ended June 30, 2012 and 2011 were $248,497 and $254,000, respectively, and during the three month periods ended June 30, 2012 and 2011 were $124,251 and $127,000, respectively.

Warrants

As of June 30, 2012 and December 31, 2011, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option described below.

In connection with its IPO, AERL also issued a Unit Purchase Option, for $100, to EarlyBird Capital (the underwriter) (and its designees) to purchase 480,000 units at an exercise price of $6.60 per unit. The units issuable upon exercise of this option are identical to the units sold in AERL's IPO. The Unit Purchase Option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the Unit Purchase Option (the difference between the exercise prices of the Unit Purchase Option and the underlying Warrants and the market price of the Units and underlying Ordinary Shares) to exercise the Unit Purchase Option without the payment of any cash. The Company has no obligation to net cash settle the exercise of the Unit Purchase Option or the Warrants underlying the Unit Purchase Option. The holder of the Unit Purchase Option will not be entitled to exercise the Unit Purchase Option or the Warrants underlying the Unit Purchase Option unless a registration statement covering the securities underlying the Unit Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Unit Purchase Option or underlying Warrants, the Unit Purchase Option or Warrants, as applicable, will expire worthless.  The Unit Purchase Option expires on August 10, 2013.

On June 28, 2010, AERL sent a notice (the “Notice”) to all record holders of the ordinary share purchase warrants of the Company that, pursuant to the Warrant Agreement between the Company and Continental Stock Transfer and Trust Company, the warrants would be redeemed for cash at the redemption price of $0.01 per warrant (the “Redemption Price”) on October 28, 2010 (the “Redemption Date”) if not exercised by that date.  Management did not exercise its option to require the holders of the warrants to exercise warrants on a “cashless basis.” Accordingly, after 5:00 p.m. New York time on the Redemption Date, the warrants not exercised are no longer exercisable for Ordinary Shares of the Company and the holders of 4,046,439 warrants received the Redemption Price totaling $40,464.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1.5 years
Granted	-
Redeemed	-
Exercised	-
Outstanding June 30, 2012 (unaudited)	1,440,000	1,440,000	$5.64	1.0 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.

Share Repurchase Program

During June 2011, the Board of Directors authorized the establishment of a share repurchase program for the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. The program expired on June 30, 2012. An aggregate of 26,300 ordinary shares have been repurchased for an aggregate purchase price of $124,207. The Ordinary Shares will be retired and the purchase price was allocated to par value and additional paid in capital.

The Board of Directors has established a new share repurchase program, which will expire on June 30, 2013. The share repurchase program authorizes the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management.

Dividend

During June 2011,  the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012,  the Board of Directors authorized an increase in our dividend taking place after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. The first dividend was paid on September 2, 2011, totaling $3,880,406. An additional dividend amounting to $7,529,000 was paid on April 18, 2012.

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at June 30, 2012 and December 31, 2011.